Quarterly Result of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	May 31, 2019		Feb. 28, 2019		Nov. 30, 2018		Aug. 31, 2018		May 31, 2018 [1]	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2019		May 31, 2018		May 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Net Sales	$ 1,601,401		$ 1,140,630		$ 1,362,531		$ 1,459,989		$ 1,558,156	$ 1,102,677	$ 1,315,416	$ 1,345,394	$ 5,564,551	[2]	$ 5,321,643	[2]	$ 4,958,175	[2]
Gross Profit	683,756		446,140		537,969		594,042		618,696	439,493	551,015	572,008	2,261,907		2,181,212		2,165,688
Net Income Attributable to RPM International Inc. Stockholders	$ 133,380	[3]	$ 14,190	[3]	$ 49,224	[3]	$ 69,764	[3]	$ 85,664	$ 40,227	$ 95,463	$ 116,416	$ 266,558		$ 337,770		$ 181,823
Basic Earnings Per Share	$ 1.03		$ 0.11		$ 0.37		$ 0.52		$ 0.65	$ 0.30	$ 0.72	$ 0.87	$ 2.03		$ 2.55		$ 1.37
Diluted Earnings Per Share	1.02		0.11		0.37		0.52		0.63	0.30	0.70	0.86	$ 2.01		$ 2.50		$ 1.36
Dividends Per Share	$ 0.350		$ 0.350		$ 0.350		$ 0.320		$ 0.320	$ 0.320	$ 0.320	$ 0.300

[1]	Reflects inventory-related charges of $36.5 million in our consumer reportable segment for product line rationalization and related obsolete inventory identification and $1.2 million in inventory reductions related to restructuring activities in our industrial reportable segment. Additional restructuring charges totaling $17.5 million were incurred during the fourth quarter of fiscal 2018, as further described in Note B, “Restructuring.” We also incurred charges in our industrial segment totaling $4.2 million in connection with the decision to exit Flowcrete China.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[3]	Reflects inventory-related charges of $10.5 million in our consumer reportable segment resulting from more proactive management of inventory and $10.0 million in inventory reductions related to restructuring activities in our industrial reportable segment. Reflects restructuring charges totaling $42.3 million that were incurred throughout fiscal 2019, as further described in Note B, “Restructuring.